BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition, Pro Forma Information [Table Text Block]
This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2012, nor is it necessarily indicative of future results.

	Year ended December 31,
	2012	2013
	Unaudited

Total revenues	$158,132	$170,661
Net income attributable to Magic Software Enterprises shareholders	$17,206	$17,098
Earnings per share
Basic	$0.47	$0.46
Diluted	$0.46	$0.46

Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$406
Intangible assets	331
Goodwill	496

Total assets acquired	$1,233

Valinor Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$28
Intangible assets	464
Goodwill	1,126

Total assets acquired	$1,618

Dario solutions IT Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$371
Intangible assets	707
Goodwill	2,645

Total assets acquired	$3,723

Comm It Group [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
On May 2013 the company finalized the process of identifying the tangible and intangible assets for its acquisition. The following table summarize the fair value of the assets and liabilities acquired:

	As reported on December 31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

Allstates Technical Services, LLC [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Total assets acquired	$10,963

App Builder [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705